Condensed financial information of the parent company (Details) - Schedule of parent company balance sheet (Parentheticals) - Parent Company [Member] - Parent Company [Member] - $ / shares	Dec. 31, 2021	Dec. 31, 2020
Class A Ordinary Shares [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary Share par value (in Dollars per share)	$ 0.0001	$ 0.0001
Ordinary Share authorized	450,000,000	450,000,000
Ordinary Share issued	19,453,423	19,435,423
Ordinary Share outstanding	19,453,423	19,435,423
Class B Ordinary Shares [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary Share par value (in Dollars per share)	$ 0.0001	$ 0.0001
Ordinary Share authorized	50,000,000	50,000,000
Ordinary Share issued	5,497,715	5,497,715
Ordinary Share outstanding	5,497,715	5,497,715